Accounts Receivable and Amount Due From Factor	9 Months Ended
Dec. 31, 2021
Accounts Receivable and Amount Due From Factor
Accounts Receivable and Amount Due From Factor

Accounts Receivable and Amount Due from Factor

The Company assigns the majority of its short-term receivables arising in the ordinary course of business to our factor. At the time a receivable is assigned to our factor the credit risk associated with the credit worthiness of the debtor is assumed by the factor. The Company continues to bear any credit risk associated with delivery or warranty issues related to the products sold.

Management assesses the credit risk of both its trade accounts receivable and its financing receivables based on the specific identification of accounts that have exceeded credit terms. An allowance for uncollectible receivables is provided based on that assessment. Changes in the allowance account are charged to operations in the period the change is determined. Amounts ultimately determined to be uncollectible are eliminated from the receivable accounts and from the allowance account in the period that the receivables’ status is determined to be uncollectible.

Based on the nature of the factoring agreement and prior experience, no allowance related to Amounts Due from Factor has been provided. At December 31, 2021 and March 31, 2021, an allowance of approximately $157,000 has been provided for uncollectible trade accounts receivable.